     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 26, 2016 SECURITIES ACT FILE NO. 2-14543 INVESTMENT COMPANY ACT FILE NO. 811-825

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x] PRE-EFFECTIVE AMENDMENT NO. __ [_] POST-EFFECTIVE AMENDMENT NO. 88 [x]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 57 [x]

(CHECK APPROPRIATE BOX OR BOXES)

AMERICAN GROWTH FUND, INC.

     (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER) 1636 Logan Street, Denver, Colorado 80203 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE) REGISTRANTS TELEPHONE NUMBER, INCLUDING AREA CODE (303) 626-0600

1636 Logan Street, Denver, CO 80203
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_]	immediately upon filing pursuant to paragraph (b)
[_]	on pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[X]	on June, 25, 2016 Pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective Date for a previously filed post-effective amendment.